VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—97.9%
Communication Services—8.6%
AT&T, Inc.
2.250%, 2/1/32	$ 642	$ 569
3.500%, 9/15/53	531	466
Magallanes, Inc. 144A 5.141%, 3/15/52(1)	1,401	1,434
Paramount Global
4.200%, 5/19/32	909	910
4.950%, 5/19/50	966	1,010
Verizon Communications, Inc. 4.125%, 3/16/27	1,427	1,483
		5,872

Consumer Discretionary—11.9%
AutoNation, Inc. 3.850%, 3/1/32	1,045	1,012
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,721	1,902
Ford Motor Co. 3.250%, 2/12/32	1,510	1,349
Hyatt Hotels Corp. 1.800%, 10/1/24	873	840
Kohl’s Corp. 3.375%, 5/1/31(2)	735	709
Lear Corp. 3.550%, 1/15/52	1,890	1,559
Tapestry, Inc. 3.050%, 3/15/32	761	692
		8,063

Consumer Staples—1.2%
Mars, Inc. 144A 2.450%, 7/16/50(1)	1,035	818
Energy—15.3%
Boardwalk Pipelines LP 4.450%, 7/15/27	951	970
Continental Resources, Inc. 144A 2.875%, 4/1/32(1)	955	852
Enterprise Products Operating LLC 4.200%, 1/31/50	851	844
HollyFrontier Corp. 4.500%, 10/1/30	1,673	1,631
Petroleos Mexicanos 6.700%, 2/16/32	1,053	1,000
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,335	2,070
Plains All American Pipeline LP 3.800%, 9/15/30	1,607	1,576
Targa Resources Corp. 4.200%, 2/1/33	623	629
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 3.500%, 10/15/51	$ 920	$ 805
		10,377

Financials—34.3%
AerCap Ireland Capital DAC
3.300%, 1/30/32	598	539
3.850%, 10/29/41	613	538
Avolon Holdings Funding Ltd. 144A 2.125%, 2/21/26(1)	1,527	1,394
Bank of America Corp. 2.572%, 10/20/32	1,423	1,293
Daimler Trucks Finance North America LLC
144A 1.625%, 12/13/24(1)	650	621
144A 2.500%, 12/14/31(1)	898	786
Ford Motor Credit Co. LLC 3.375%, 11/13/25	1,135	1,109
General Motors Financial Co., Inc.
2.750%, 6/20/25	1,448	1,406
3.600%, 6/21/30	608	582
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,865	1,705
Hyundai Capital America 144A 2.000%, 6/15/28(1)	1,362	1,208
JPMorgan Chase & Co. 1.578%, 4/22/27	854	795
Morgan Stanley
0.791%, 1/22/25	1,195	1,147
1.593%, 5/4/27	943	876
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	916	891
Old Republic International Corp. 3.850%, 6/11/51	1,162	1,078
OneMain Finance Corp. 4.000%, 9/15/30	1,053	929
Pricoa Global Funding I 144A 1.200%, 9/1/26(1)	823	755
U.S. Bancorp 3.700% (3)	701	634
UBS Group AG 144A 4.875% (1)(3)	913	881
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	1,295	1,341
2020-1, B 4.875%, 1/15/26	886	874
Wells Fargo & Co.
3.526%, 3/24/28	1,366	1,363
	Par Value	Value

Financials—continued
3.350%, 3/2/33	$ 529	$ 514
		23,259

Health Care—1.1%
Anthem, Inc. 1.500%, 3/15/26	781	736
Industrials—8.0%
Boeing Co. (The)
3.625%, 2/1/31	1,156	1,125
5.805%, 5/1/50	998	1,152
Canadian Pacific Railway Co. 3.100%, 12/2/51	915	809
Honeywell International, Inc. 1.100%, 3/1/27	964	887
Triton Container International Ltd. 3.250%, 3/15/32	1,590	1,465
		5,438

Information Technology—3.4%
Dell International LLC 144A 3.450%, 12/15/51(1)	1,049	852
Micron Technology, Inc. 3.477%, 11/1/51	799	695
Western Digital Corp. 2.850%, 2/1/29	855	781
		2,328

Materials—5.2%
Freeport-McMoRan, Inc. 5.450%, 3/15/43	1,332	1,492
LYB International Finance III LLC 3.625%, 4/1/51	1,405	1,271
Newmont Corp. 6.250%, 10/1/39	591	747
		3,510

Real Estate—2.6%
Tanger Properties LP 2.750%, 9/1/31	2,017	1,750
Utilities—6.3%
Boardwalk Pipelines LP 3.400%, 2/15/31	1,087	1,028
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	818	841
Dominion Energy, Inc. Series C 3.375%, 4/1/30	1,297	1,279
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Pacific Gas and Electric Co. 2.500%, 2/1/31	$ 1,311	$ 1,131
		4,279

Total Corporate Bonds and Notes (Identified Cost $70,798)		66,430

Total Long-Term Investments—97.9% (Identified Cost $70,798)		66,430

	Shares
Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(4)	1,124,216	1,124
Total Short-Term Investment (Identified Cost $1,124)		1,124

	Shares	Value

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(4)(5)	734,706	$ 735
Total Securities Lending Collateral (Identified Cost $735)		735

TOTAL INVESTMENTS—100.6% (Identified Cost $72,657)		$68,289
Other assets and liabilities, net—(0.6)%		(432)
NET ASSETS—100.0%		$67,857

Abbreviations:
CDX.NA.HY	Credit Default Swap North American High Yield
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $12,394 or 18.3% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	87%
Panama	3
Bermuda	2
Cayman Islands	2
Ireland	2
Mexico	1
Australia	1
Other	2
Total	100%
† % of total investments as of March 31, 2022.
Centrally cleared credit default swaps - buy protection(1) outstanding as of March 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.37(3)	Quarterly	ICE	5.000%	12/20/26	$(4,250)	$(263)	$(369)	$106	$—
Total						$(263)	$(369)	$106	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$66,430	$—	$66,430
Securities Lending Collateral	735	735	—
Money Market Mutual Fund	1,124	1,124	—
Total Assets	68,289	1,859	66,430
Assets:
Debt Securities:
Other	—	—	—
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(263)	—	(263)
Total Liabilities	(263)	—	(263)
Total Investments	$68,026	$1,859	$66,167
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS SEIX CORPORATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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